American Century Investments®
Quarterly Portfolio Holdings
International Bond Fund
January 31, 2020

International Bond - Schedule of Investments
JANUARY 31, 2020 (UNAUDITED)

		Shares/ Principal Amount ($)	Value ($)
SOVEREIGN GOVERNMENTS AND AGENCIES — 73.6%
Australia — 2.8%
Australia Government Bond, 2.75%, 4/21/24	AUD	20,347,000	14,816,978
New South Wales Treasury Corp., 3.00%, 3/20/28	AUD	4,110,000	3,133,378
			17,950,356
Austria — 1.3%
Republic of Austria Government Bond, 3.40%, 11/22/22(1)	EUR	2,350,000	2,905,132
Republic of Austria Government Bond, 0.75%, 10/20/26(1)	EUR	2,018,000	2,419,027
Republic of Austria Government Bond, 4.15%, 3/15/37(1)	EUR	1,685,000	3,172,317
			8,496,476
Belgium — 0.8%
Kingdom of Belgium Government Bond, 4.25%, 3/28/41(1)	EUR	512,000	1,015,814
Kingdom of Belgium Government Bond, 1.60%, 6/22/47(1)	EUR	2,808,000	3,968,127
			4,983,941
Cameroon — 0.4%
Republic of Cameroon International Bond, 9.50%, 11/19/25		$2,400,000	2,744,086
Canada — 7.6%
Canadian Government Bond, 2.00%, 11/1/20	CAD	28,750,000	21,789,954
Province of British Columbia Canada, 2.85%, 6/18/25	CAD	11,071,000	8,872,360
Province of Ontario Canada, MTN, 1.65%, 6/8/20	JPY	100,000,000	927,905
Province of Quebec Canada, 3.00%, 9/1/23	CAD	8,059,000	6,378,875
Province of Quebec Canada, 5.75%, 12/1/36	CAD	7,927,000	9,021,290
Province of Quebec Canada, 5.00%, 12/1/41	CAD	800,000	896,068
Province of Quebec Canada, 3.50%, 12/1/48	CAD	1,220,000	1,181,051
			49,067,503
China — 5.0%
China Development Bank, 3.50%, 8/13/26	CNY	128,500,000	18,677,240
China Government Bond, 3.25%, 6/6/26	CNY	74,500,000	10,932,384
China Government Bond, 3.29%, 5/23/29	CNY	15,000,000	2,206,896
China Government Bond, 3.86%, 7/22/49	CNY	5,300,000	803,270
			32,619,790
Czech Republic — 0.3%
Czech Republic Government Bond, 4.70%, 9/12/22	CZK	37,500,000	1,778,723
Denmark — 0.3%
Denmark Government Bond, 0.50%, 11/15/27	DKK	2,887,000	464,241
Denmark Government Bond, 4.50%, 11/15/39	DKK	4,500,000	1,300,504
			1,764,745
Dominican Republic — 0.3%
Dominican Republic International Bond, 5.95%, 1/25/27(1)		$800,000	881,286
Dominican Republic International Bond, 5.95%, 1/25/27		$1,200,000	1,321,929
			2,203,215
Egypt — 0.8%
Egypt Government International Bond, 7.50%, 1/31/27(1)		$4,400,000	5,042,268
Finland — 1.2%
Finland Government Bond, 4.00%, 7/4/25(1)	EUR	3,312,000	4,591,216

Finland Government Bond, 1.375%, 4/15/47(1)	EUR	2,010,000	2,896,977
			7,488,193
France — 2.9%
French Republic Government Bond OAT, 1.75%, 11/25/24	EUR	237	292
French Republic Government Bond OAT, 5.50%, 4/25/29	EUR	157,000	268,323
French Republic Government Bond OAT, 3.25%, 5/25/45	EUR	4,173,000	7,716,710
French Republic Government Inflation Linked Bond OAT, 0.10%, 3/1/28	EUR	8,575,298	10,545,287
			18,530,612
Germany — 4.7%
Bundesrepublik Deutschland Bundesanleihe, 4.75%, 7/4/40	EUR	485,000	1,087,450
Deutsche Bundesrepublik Inflation Linked Bond, 0.10%, 4/15/23	EUR	25,352,262	29,456,158
			30,543,608
Ghana — 0.3%
Ghana Government International Bond, 7.875%, 3/26/27		$2,000,000	2,149,454
Indonesia — 0.5%
Indonesia Treasury Bond, 8.375%, 9/15/26	IDR	41,300,000,000	3,347,703
Ireland — 0.9%
Ireland Government Bond, 3.40%, 3/18/24	EUR	4,499,000	5,801,993
Italy — 5.3%
Italy Buoni Poliennali Del Tesoro, 1.50%, 6/1/25	EUR	7,255,000	8,530,485
Italy Buoni Poliennali Del Tesoro, 2.00%, 12/1/25	EUR	7,998,000	9,677,222
Italy Buoni Poliennali Del Tesoro, 4.75%, 9/1/44(1)	EUR	9,225,000	16,087,473
			34,295,180
Japan — 18.9%
Japan Government Ten Year Bond, 0.80%, 6/20/23	JPY	729,350,000	6,956,506
Japan Government Thirty Year Bond, 2.40%, 3/20/37	JPY	2,311,150,000	29,445,514
Japan Government Thirty Year Bond, 2.00%, 9/20/41	JPY	2,672,400,000	33,757,392
Japan Government Twenty Year Bond, 2.10%, 12/20/26	JPY	2,520,950,000	26,963,848
Japanese Government CPI Linked Bond, 0.10%, 3/10/26	JPY	1,099,245,675	10,364,997
Japanese Government CPI Linked Bond, 0.10%, 3/10/28	JPY	1,567,526,100	14,834,029
			122,322,286
Jordan — 0.3%
Jordan Government International Bond, 7.375%, 10/10/47(1)		$1,500,000	1,652,826
Malaysia — 0.6%
Malaysia Government Bond, 3.96%, 9/15/25	MYR	15,800,000	4,041,734
Mexico — 1.1%
Mexican Bonos, 5.75%, 3/5/26	MXN	62,500,000	3,170,828
Nacional Financiera SNC, MTN, 0.78%, 3/29/22	JPY	400,000,000	3,724,978
			6,895,806
Netherlands — 1.4%
Netherlands Government Bond, 0.50%, 7/15/26(1)	EUR	6,728,000	7,962,447
Netherlands Government Bond, 2.75%, 1/15/47(1)	EUR	735,000	1,407,727
			9,370,174
Nigeria — 0.4%
Nigeria Government International Bond, MTN, 6.50%, 11/28/27		$2,400,000	2,478,206
Norway — 2.5%
Norway Government Bond, 2.00%, 5/24/23(1)	NOK	6,400,000	712,782
Norway Government Bond, 1.75%, 2/17/27(1)	NOK	36,700,000	4,122,425
Norway Government Bond, 1.75%, 9/6/29(1)	NOK	102,000,000	11,536,135
			16,371,342

Peru — 1.1%
Peru Government Bond, 6.15%, 8/12/32(1)	PEN	20,600,000	7,071,728
Poland — 0.4%
Republic of Poland Government Bond, 4.00%, 10/25/23	PLN	10,430,000	2,913,811
Russia — 0.2%
Russian Federal Bond - OFZ, 7.05%, 1/19/28	RUB	70,300,000	1,168,813
Singapore — 0.7%
Singapore Government Bond, 3.125%, 9/1/22	SGD	5,825,000	4,453,036
South Africa — 0.7%
Republic of South Africa Government Bond, 8.75%, 2/28/48	ZAR	57,700,000	3,367,003
Republic of South Africa Government International Bond, 5.875%, 6/22/30		$800,000	873,065
			4,240,068
Spain — 2.9%
Spain Government Bond, 4.40%, 10/31/23(1)	EUR	2,090,000	2,726,974
Spain Government Bond, 1.60%, 4/30/25(1)	EUR	4,192,000	5,085,279
Spain Government Bond, 5.15%, 10/31/28(1)	EUR	3,423,000	5,451,910
Spain Government Bond, 5.15%, 10/31/44(1)	EUR	354,000	753,101
Spain Government Bond, 2.70%, 10/31/48(1)	EUR	3,245,000	5,012,029
			19,029,293
Switzerland — 0.9%
Swiss Confederation Government Bond, 1.25%, 5/28/26	CHF	2,908,000	3,429,324
Swiss Confederation Government Bond, 2.50%, 3/8/36	CHF	1,465,000	2,306,284
			5,735,608
Thailand — 1.4%
Thailand Government Bond, 3.625%, 6/16/23	THB	50,000,000	1,737,478
Thailand Government Bond, 3.85%, 12/12/25	THB	194,400,000	7,179,970
			8,917,448
Tunisia — 0.2%
Banque Centrale de Tunisie International Bond, 5.75%, 1/30/25		$1,400,000	1,302,351
Turkey — 0.3%
Turkey Government International Bond, 6.875%, 3/17/36		$2,000,000	2,227,236
United Kingdom — 4.2%
United Kingdom Gilt, 1.50%, 7/22/26	GBP	2,113,000	2,990,610
United Kingdom Gilt, 1.625%, 10/22/28	GBP	2,115,000	3,073,938
United Kingdom Gilt, 4.50%, 12/7/42	GBP	4,660,000	10,571,726
United Kingdom Gilt, 4.25%, 12/7/49	GBP	1,672,000	4,045,432
United Kingdom Gilt, 4.25%, 12/7/55	GBP	2,603,000	6,862,924
			27,544,630
TOTAL SOVEREIGN GOVERNMENTS AND AGENCIES (Cost $442,201,725)			476,544,242
CORPORATE BONDS — 17.6%
Cayman Islands — 0.4%
CK Hutchison International 17 II Ltd., 2.25%, 9/29/20(1)		$2,370,000	2,372,829
France — 2.1%
AXA SA, MTN, VRN, 6.69%, 7/6/26	GBP	1,200,000	1,940,199
AXA SA, MTN, VRN, 3.375%, 7/6/47	EUR	600,000	769,760
BNP Paribas Cardif SA, VRN, 4.03%, 11/25/25	EUR	1,200,000	1,511,022
CNP Assurances, VRN, 4.00%, 11/18/24	EUR	1,200,000	1,499,574
Credit Agricole Assurances SA, VRN, 4.25%, 1/13/25	EUR	1,700,000	2,120,997
Credit Agricole Assurances SA, VRN, 2.625%, 1/29/48	EUR	300,000	350,568

Credit Agricole SA, MTN, 7.375%, 12/18/23	GBP	1,500,000	2,421,269
Total Capital International SA, MTN, 1.375%, 3/19/25	EUR	1,500,000	1,795,948
TOTAL SA, MTN, VRN, 2.625%, 2/26/25	EUR	1,000,000	1,198,732
			13,608,069
Germany — 1.3%
Allianz SE, VRN, 3.375%, 9/18/24	EUR	1,000,000	1,230,601
Deutsche Telekom AG, MTN, 1.375%, 7/5/34	EUR	600,000	694,230
E.ON SE, MTN, 1.625%, 5/22/29	EUR	1,000,000	1,228,310
Kreditanstalt fuer Wiederaufbau, 4.625%, 1/4/23	EUR	3,165,000	4,048,082
Kreditanstalt fuer Wiederaufbau, MTN, 0.01%, 5/5/27	EUR	1,000,000	1,136,977
			8,338,200
Italy — 1.1%
Aeroporti di Roma SpA, MTN, 1.625%, 6/8/27	EUR	400,000	457,149
Assicurazioni Generali SpA, MTN, VRN, 4.60%, 11/21/25	EUR	1,500,000	1,874,999
Intesa Sanpaolo SpA, MTN, 3.93%, 9/15/26	EUR	800,000	1,017,186
Intesa Sanpaolo Vita SpA, VRN, 4.75%, 12/17/24	EUR	1,500,000	1,864,497
UniCredit SpA, MTN, VRN, 4.375%, 1/3/27	EUR	300,000	353,076
UniCredit SpA, MTN, VRN, 2.00%, 9/23/29	EUR	600,000	667,676
UniCredit SpA, VRN, 5.86%, 6/19/32(1)		$640,000	687,552
			6,922,135
Luxembourg — 2.2%
European Financial Stability Facility, MTN, 2.125%, 2/19/24	EUR	5,605,000	6,872,988
European Financial Stability Facility, MTN, 0.40%, 5/31/26	EUR	3,600,000	4,186,882
European Financial Stability Facility, MTN, 2.35%, 7/29/44	EUR	1,830,000	3,008,519
			14,068,389
Mexico — 0.2%
Minera Mexico SA de CV, 4.50%, 1/26/50(1)		$1,200,000	1,250,082
Multinational — 0.1%
Ardagh Packaging Finance plc / Ardagh Holdings USA, Inc., 5.25%, 8/15/27(1)		925,000	971,805
Netherlands — 0.9%
Deutsche Telekom International Finance BV, MTN, 1.25%, 10/6/23	GBP	1,150,000	1,533,318
ING Groep NV, MTN, 2.125%, 1/10/26	EUR	1,300,000	1,597,320
Sensata Technologies BV, 5.00%, 10/1/25(1)		$680,000	737,518
Telefonica Europe BV, VRN, 3.00%, 9/4/23	EUR	1,200,000	1,385,731
Teva Pharmaceutical Finance Netherlands III BV, 2.20%, 7/21/21		$360,000	355,248
			5,609,135
Norway — 0.3%
Equinor ASA, MTN, 0.875%, 2/17/23	EUR	1,700,000	1,942,302
Spain — 0.2%
CaixaBank SA, MTN, VRN, 2.75%, 7/14/28	EUR	800,000	941,713
Criteria Caixa SAU, MTN, 1.50%, 5/10/23	EUR	400,000	461,773
			1,403,486
Switzerland — 0.6%
Credit Suisse Group AG, VRN, 2.125%, 9/12/25	GBP	2,900,000	3,923,666
United Kingdom — 3.5%
Barclays plc, MTN, VRN, 1.375%, 1/24/26	EUR	700,000	806,790
Barclays plc, MTN, VRN, 2.00%, 2/7/28	EUR	1,600,000	1,825,345
Centrica plc, VRN, 5.25%, 4/10/75	GBP	1,500,000	2,162,794
Co-Operative Bank plc (The), 4.75%, 11/11/21 (Secured)	GBP	2,640,000	3,662,178

HSBC Holdings plc, 0.84%, 9/26/23	JPY	400,000,000	3,751,283
HSBC Holdings plc, 2.625%, 8/16/28	GBP	1,000,000	1,421,076
Lloyds Bank plc, MTN, 7.625%, 4/22/25	GBP	1,500,000	2,552,018
Nationwide Building Society, MTN, VRN, 2.00%, 7/25/29	EUR	1,200,000	1,392,924
Santander UK plc, MTN, 5.125%, 4/14/21	GBP	1,940,000	2,688,052
Sensata Technologies UK Financing Co. plc, 6.25%, 2/15/26(1)		$200,000	210,400
Tesco Corporate Treasury Services plc, MTN, 2.50%, 7/1/24	EUR	400,000	485,370
Tesco plc, MTN, 5.00%, 3/24/23	GBP	1,000,000	1,462,905
Vodafone Group plc, VRN, 4.20%, 10/3/78	EUR	500,000	628,002
			23,049,137
United States — 4.7%
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC, 4.875%, 2/15/30(1)(2)		$780,000	803,400
AT&T, Inc., 1.80%, 9/14/39	EUR	1,300,000	1,446,014
Bank of America Corp., MTN, 2.30%, 7/25/25	GBP	700,000	967,919
Berry Global, Inc., 4.875%, 7/15/26(1)		$630,000	659,437
Catalent Pharma Solutions, Inc., 5.00%, 7/15/27(1)		350,000	369,075
Centene Corp., 4.625%, 12/15/29(1)		600,000	646,890
Crown Americas LLC / Crown Americas Capital Corp. V, 4.25%, 9/30/26		335,000	350,191
Diamondback Energy, Inc., 5.375%, 5/31/25		710,000	742,710
Elanco Animal Health, Inc., 4.90%, 8/28/28		600,000	685,069
EnLink Midstream LLC, 5.375%, 6/1/29		650,000	589,760
EnLink Midstream Partners LP, 4.85%, 7/15/26		700,000	642,126
Goldman Sachs Group, Inc. (The), 5.50%, 10/12/21	GBP	850,000	1,203,907
Goldman Sachs Group, Inc. (The), MTN, 4.25%, 1/29/26	GBP	800,000	1,211,677
HCA, Inc., 5.00%, 3/15/24		$250,000	277,078
Icahn Enterprises LP / Icahn Enterprises Finance Corp., 5.25%, 5/15/27(1)		1,687,000	1,695,435
International Business Machines Corp., 1.75%, 3/7/28	EUR	1,000,000	1,247,862
IQVIA, Inc., 5.00%, 5/15/27(1)		$500,000	528,681
Lamb Weston Holdings, Inc., 4.625%, 11/1/24(1)		980,000	1,031,043
Lennar Corp., 4.75%, 4/1/21		780,000	799,945
MDC Holdings, Inc., 3.85%, 1/15/30		1,150,000	1,157,561
MPT Operating Partnership LP / MPT Finance Corp., 5.00%, 10/15/27		155,000	163,327
MPT Operating Partnership LP / MPT Finance Corp., 4.625%, 8/1/29		490,000	513,581
MSCI, Inc., 4.00%, 11/15/29(1)		715,000	731,516
Newfield Exploration Co., 5.75%, 1/30/22		300,000	319,223
NextEra Energy Operating Partners LP, 4.50%, 9/15/27(1)		1,410,000	1,473,700
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 5.125%, 7/15/23(1)		550,000	564,209
Standard Industries, Inc., 4.75%, 1/15/28(1)		445,000	457,437
Targa Resources Partners LP / Targa Resources Partners Finance Corp., 5.00%, 1/15/28		1,025,000	1,045,318
TEGNA, Inc., 5.00%, 9/15/29(1)		650,000	658,938
Tenet Healthcare Corp., 4.875%, 1/1/26(1)		690,000	718,463
Toll Brothers Finance Corp., 3.80%, 11/1/29		1,405,000	1,415,573
VICI Properties LP / VICI Note Co., Inc., 3.50%, 2/15/25(1)(2)		402,000	409,789
VICI Properties LP / VICI Note Co., Inc., 4.25%, 12/1/26(1)		270,000	277,605
Walmart, Inc., 0.18%, 7/15/22	JPY	450,000,000	4,164,324
ZF North America Capital, Inc., 4.00%, 4/29/20(1)		$762,000	764,895
			30,733,678
TOTAL CORPORATE BONDS (Cost $113,354,557)			114,192,913

ASSET-BACKED SECURITIES — 3.2%
Goodgreen, Series 2018-1A, Class A, VRN, 3.93%, 10/15/53(1)	1,306,274	1,386,458
Invitation Homes Trust, Series 2018-SFR2, Class B, VRN, 2.76%, (1-month LIBOR plus 1.08%), 6/17/37(1)	2,550,000	2,543,405
Invitation Homes Trust, Series 2018-SFR2, Class C, VRN, 2.96%, (1-month LIBOR plus 1.28%), 6/17/37(1)	2,775,000	2,783,351
Invitation Homes Trust, Series 2018-SFR3, Class B, VRN, 2.82%, (1-month LIBOR plus 1.15%), 7/17/37(1)	2,700,000	2,707,460
Invitation Homes Trust, Series 2018-SFR4, Class B, VRN, 2.92%, (1-month LIBOR plus 1.25%), 1/17/38(1)	2,500,000	2,504,337
MVW Owner Trust, Series 2017-1A, Class A SEQ, 2.42%, 12/20/34(1)	1,279,183	1,292,851
Progress Residential Trust, Series 2017-SFR1, Class A SEQ, 2.77%, 8/17/34(1)	2,814,694	2,845,763
Sierra Timeshare Receivables Funding LLC, Series 2019-2A, Class A SEQ, 2.59%, 5/20/36(1)	1,386,251	1,396,335
Sierra Timeshare Receivables Funding LLC, Series 2019-3A, Class D, 4.18%, 8/20/36(1)	1,503,019	1,524,460
VSE VOI Mortgage LLC, Series 2017-A, Class A SEQ, 2.33%, 3/20/35(1)	1,577,006	1,588,881
TOTAL ASSET-BACKED SECURITIES (Cost $20,389,501)		20,573,301
COLLATERALIZED LOAN OBLIGATIONS — 3.0%
Ares XLI CLO Ltd., Series 2016-41A, Class AR, VRN, 3.03%, (3-month LIBOR plus 1.20%), 1/15/29(1)	1,775,000	1,776,128
Carlyle Global Market Strategies CLO Ltd., Series 2014-2RA, Class A3, VRN, 3.41%, (3-month LIBOR plus 1.50%), 5/15/31(1)	3,000,000	2,956,867
Goldentree Loan Management US CLO 3 Ltd., Series 2018-3A, Class B1, VRN, 3.37%, (3-month LIBOR plus 1.55%), 4/20/30(1)	1,800,000	1,800,994
Goldentree Loan Management US CLO 5 Ltd., Series 2019-5A, Class A, VRN, 3.49%, (3-month LIBOR plus 1.30%), 10/20/32(1)	1,325,000	1,323,857
KKR CLO Ltd., Series 2022A, Class B, VRN, 3.42%, (3-month LIBOR plus 1.60%), 7/20/31(1)	750,000	743,390
LCM XIV LP, Series 2014A, Class BR, VRN, 3.40%, (3-month LIBOR plus 1.58%), 7/20/31(1)	2,375,000	2,347,635
Magnetite VIII Ltd., Series 2014-8A, Class BR2, VRN, 3.33%, (3-month LIBOR plus 1.50%), 4/15/31(1)	1,750,000	1,730,919
Magnetite XXIV Ltd., Series 2019-24A, Class B, VRN, 3.76%, (3-month LIBOR plus 1.85%), 1/15/33(1)	1,750,000	1,757,399
Sounds Point CLO IV-R Ltd., Series 2013-3RA, Class B, VRN, 3.57%, (3-month LIBOR plus 1.75%), 4/18/31(1)	1,750,000	1,751,412
Symphony CLO XXII Ltd., Series 2020-22A, Class A1A, VRN, 3.04%, (3-month LIBOR plus 1.29%), 4/18/33(1)(2)	2,000,000	2,000,000
Symphony CLO XXII Ltd., Series 2020-22A, Class B, VRN, 3.45%, (3-month LIBOR plus 1.70%), 4/18/33(1)(2)	1,000,000	1,000,000
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $19,270,099)		19,188,601
COMMERCIAL MORTGAGE-BACKED SECURITIES — 1.1%
Cantor Commercial Real Estate Lending, Series 2019-CF3, Class B, VRN, 3.50%, 1/15/53	1,450,000	1,558,398
GS Mortgage Securities Trust, Series 2020-GC45, Class AS, 3.17%, 2/13/53	1,100,000	1,166,965
GS Mortgage Securities Trust, Series 2020-GC45, Class B, 3.41%, 2/13/53	1,500,000	1,593,393
UBS Commercial Mortgage Trust, Series 2017-C1, Class A3 SEQ, 3.20%, 6/15/50	2,300,000	2,466,776
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $6,499,607)		6,785,532
COLLATERALIZED MORTGAGE OBLIGATIONS — 0.6%
Private Sponsor Collateralized Mortgage Obligation — 0.3%
Agate Bay Mortgage Trust, Series 2016-1, Class A5 SEQ, VRN, 3.50%, 12/25/45(1)	1,747,842	1,760,159
U.S. Government Agency Collateralized Mortgage Obligations — 0.3%
FHLMC, Series 2017-DNA2, Class M1, VRN, 2.86%, (1-month LIBOR plus 1.20%), 10/25/29	1,961,999	1,969,284
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $3,769,235)		3,729,443
U.S. TREASURY SECURITIES — 0.4%
U.S. Treasury Notes, 2.25%, 3/31/20(3) (Cost $2,801,190)	2,800,000	2,802,686
BANK LOAN OBLIGATIONS(4) — 0.4%
Acadia Healthcare Company, Inc., 2018 Term Loan B4, 4.15%, (1-month LIBOR plus 2.50%), 2/16/23	780,351	784,315
Bausch Health Companies Inc., 2018 Term Loan B, 4.67%, (1-month LIBOR plus 3.00%), 6/2/25	712,240	716,025
Caesars Resort Collection, LLC, 2017 1st Lien Term Loan B, 4.40%, (1-month LIBOR plus 2.75%), 12/23/24	184,350	184,507
Zayo Group, LLC, 2017 Incremental Term Loan, 3.90%, (1-month LIBOR plus 2.25%), 1/19/24	810,000	811,543
TOTAL BANK LOAN OBLIGATIONS (Cost $2,490,861)		2,496,390

TEMPORARY CASH INVESTMENTS(5) — 0.7%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 1.375% - 7.875%, 2/15/21 - 2/15/49, valued at $4,339,448), in a joint trading account at 1.35%, dated 1/31/20, due 2/3/20 (Delivery value $4,248,478)		4,248,000
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 3.00%, 11/15/45, valued at $233,850), at 0.65%, dated 1/31/20, due 2/3/20 (Delivery value $226,012)		226,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	170,266	170,266
TOTAL TEMPORARY CASH INVESTMENTS (Cost $4,644,266)		4,644,266
TOTAL INVESTMENT SECURITIES — 100.6% (Cost $615,421,041)		650,957,374
OTHER ASSETS AND LIABILITIES — (0.6)%		(3,609,199)
TOTAL NET ASSETS — 100.0%		$647,348,175

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	736,732	USD	509,288	UBS AG	3/18/20	$(15,734)
AUD	4,846,543	USD	3,350,415	UBS AG	3/18/20	(103,600)
USD	876,759	AUD	1,270,371	UBS AG	3/18/20	25,707
USD	1,138,906	AUD	1,658,895	UBS AG	3/18/20	27,573
USD	1,379,345	AUD	1,970,211	UBS AG	3/18/20	59,453
USD	4,066,853	AUD	5,804,815	UBS AG	3/18/20	178,069
USD	267,863	AUD	384,002	UBS AG	3/18/20	10,611
USD	671,483	AUD	980,703	UBS AG	3/18/20	14,487
BRL	10,645,271	USD	2,586,817	Goldman Sachs & Co.	3/18/20	(106,763)
BRL	13,760,839	USD	3,212,672	Goldman Sachs & Co.	3/18/20	(6,777)
USD	2,594,509	BRL	10,645,271	Goldman Sachs & Co.	3/18/20	114,455
CAD	690,387	USD	524,440	Morgan Stanley	3/18/20	(2,783)
CAD	3,141,181	USD	2,414,566	Morgan Stanley	3/18/20	(41,087)
USD	18,828,003	CAD	24,817,003	Morgan Stanley	3/18/20	76,258
USD	694,602	CAD	901,897	Morgan Stanley	3/18/20	13,128
USD	1,588,787	CAD	2,077,800	Morgan Stanley	3/18/20	18,800
CHF	708,743	USD	723,480	UBS AG	3/18/20	14,549
USD	980,198	CHF	941,137	UBS AG	3/18/20	172
USD	975,145	CHF	939,357	UBS AG	3/18/20	(3,028)
CLP	2,272,337,723	USD	2,959,737	Goldman Sachs & Co.	3/18/20	(122,009)
CLP	2,483,986,730	USD	3,210,945	Goldman Sachs & Co.	3/18/20	(108,906)
CLP	612,714,282	USD	797,027	Goldman Sachs & Co.	3/18/20	(31,860)
USD	2,311,155	CLP	1,748,966,354	Goldman Sachs & Co.	3/18/20	127,021
USD	1,601,637	CLP	1,239,506,994	Goldman Sachs & Co.	3/18/20	53,723
CNY	2,997,939	USD	426,996	Goldman Sachs & Co.	3/18/20	990
CNY	30,200,423	USD	4,330,741	Goldman Sachs & Co.	3/18/20	(19,331)
USD	191,818	CNY	1,343,970	Goldman Sachs & Co.	3/18/20	(47)
USD	666,754	CNY	4,651,943	Goldman Sachs & Co.	3/18/20	2,643
COP	5,227,271,578	USD	1,595,870	Goldman Sachs & Co.	3/18/20	(71,363)
USD	3,190,765	COP	10,454,543,156	Goldman Sachs & Co.	3/18/20	141,752
USD	808,905	COP	2,655,634,271	Goldman Sachs & Co.	3/18/20	34,403
CZK	56,323,912	USD	2,459,613	UBS AG	3/18/20	16,889
DKK	5,034,993	USD	754,250	Goldman Sachs & Co.	3/18/20	(4,774)
EUR	2,272,064	USD	2,530,557	JPMorgan Chase Bank N.A.	2/19/20	(8,419)

EUR	73,600,804	USD	82,074,465	JPMorgan Chase Bank N.A.	2/19/20	(372,825)
EUR	371,316	USD	413,450	JPMorgan Chase Bank N.A.	2/19/20	(1,265)
EUR	727,861	USD	813,486	JPMorgan Chase Bank N.A.	2/19/20	(5,513)
EUR	644,020	USD	716,466	JPMorgan Chase Bank N.A.	2/19/20	(1,562)
EUR	1,092,574	USD	1,206,503	JPMorgan Chase Bank N.A.	2/19/20	6,324
USD	1,411,003	EUR	1,266,345	JPMorgan Chase Bank N.A.	2/19/20	5,279
USD	703,637	EUR	632,646	JPMorgan Chase Bank N.A.	2/19/20	1,359
USD	3,062	EUR	2,743	JPMorgan Chase Bank N.A.	2/19/20	17
USD	903,310	EUR	810,020	JPMorgan Chase Bank N.A.	2/19/20	4,136
USD	242,473	EUR	217,699	JPMorgan Chase Bank N.A.	2/19/20	813
USD	457,985	EUR	409,856	JPMorgan Chase Bank N.A.	2/19/20	3,018
USD	382,661	EUR	345,577	JPMorgan Chase Bank N.A.	2/19/20	(952)
GBP	362,370	USD	476,509	Bank of America N.A.	3/18/20	2,550
GBP	629,611	USD	822,152	Bank of America N.A.	3/18/20	10,203
GBP	638,347	USD	836,127	Bank of America N.A.	3/18/20	7,779
GBP	270,385	USD	354,368	Bank of America N.A.	3/18/20	3,085
USD	338,401	GBP	256,264	Bank of America N.A.	3/18/20	(384)
USD	731,407	GBP	557,433	Bank of America N.A.	3/18/20	(5,529)
HKD	1,526,317	USD	195,453	Bank of America N.A.	3/18/20	934
HUF	272,008,204	USD	923,759	UBS AG	3/18/20	(28,123)
IDR	15,880,736,668	USD	1,127,493	Goldman Sachs & Co.	3/18/20	17,488
USD	1,779,596	IDR	25,136,797,887	Goldman Sachs & Co.	3/18/20	(32,735)
USD	1,187,896	IDR	16,678,054,705	Goldman Sachs & Co.	3/18/20	(14,571)
USD	129,787	ILS	449,530	UBS AG	3/18/20	(724)
INR	395,172,137	USD	5,546,276	Goldman Sachs & Co.	3/18/20	(55,104)
INR	89,762,414	USD	1,240,155	Goldman Sachs & Co.	3/18/20	7,152
USD	1,123,037	INR	80,516,125	Goldman Sachs & Co.	3/18/20	4,213
USD	1,963,374	INR	141,048,753	Goldman Sachs & Co.	3/18/20	3,410
JPY	4,719,359,872	USD	43,514,532	Bank of America N.A.	2/19/20	74,568
JPY	126,057,423	USD	1,153,770	Bank of America N.A.	2/19/20	10,526
JPY	100,123,364	USD	912,686	Bank of America N.A.	2/19/20	12,077
JPY	157,546,748	USD	1,432,489	Bank of America N.A.	2/19/20	22,649
JPY	58,434,698	USD	532,964	JPMorgan Chase Bank N.A.	2/19/20	6,752
USD	457,985	JPY	50,055,028	Bank of America N.A.	2/19/20	(4,335)
USD	485,524	JPY	52,952,095	Bank of America N.A.	2/19/20	(3,554)
KRW	15,791,124,556	USD	13,457,007	Goldman Sachs & Co.	3/18/20	(247,192)
USD	478,712	KRW	558,944,656	Goldman Sachs & Co.	3/18/20	11,136
KZT	2,839,175,714	USD	7,196,897	Goldman Sachs & Co.	3/18/20	217,098
MXN	5,134,146	USD	265,653	Morgan Stanley	3/18/20	4,374
MXN	17,040,695	USD	888,360	Morgan Stanley	3/18/20	7,885
MXN	8,890,193	USD	466,961	Morgan Stanley	3/18/20	613
MYR	11,288,853	USD	2,720,206	Goldman Sachs & Co.	3/18/20	25,765
MYR	6,243,007	USD	1,511,990	Goldman Sachs & Co.	3/18/20	6,598
USD	1,665,545	MYR	6,841,227	Goldman Sachs & Co.	3/18/20	1,443
NOK	14,516,466	USD	1,612,192	Goldman Sachs & Co.	3/18/20	(33,697)
NOK	15,196,639	USD	1,709,358	Goldman Sachs & Co.	3/18/20	(56,902)
USD	11,945,257	NOK	108,679,143	Goldman Sachs & Co.	3/18/20	127,673
USD	3,350,587	NOK	30,475,266	Goldman Sachs & Co.	3/18/20	36,759
USD	1,775,043	NOK	15,722,619	Goldman Sachs & Co.	3/18/20	65,392

NZD	1,980,337	USD	1,305,458	Bank of America N.A.	3/18/20	(24,669)
NZD	2,342,168	USD	1,558,432	Bank of America N.A.	3/18/20	(43,628)
PEN	7,321,191	USD	2,181,523	Goldman Sachs & Co.	3/18/20	(22,924)
USD	13,008,999	PEN	44,298,244	Goldman Sachs & Co.	3/18/20	(52,007)
USD	3,489,860	PEN	11,540,966	Goldman Sachs & Co.	3/18/20	87,092
PHP	41,080,286	USD	809,943	Goldman Sachs & Co.	3/18/20	(6,411)
USD	1,611,230	PHP	81,766,688	Goldman Sachs & Co.	3/18/20	11,872
PLN	6,168,643	USD	1,632,478	UBS AG	3/18/20	(40,024)
PLN	3,031,897	USD	798,398	UBS AG	3/18/20	(15,705)
USD	2,175,416	PLN	8,382,225	UBS AG	3/18/20	11,519
RUB	51,849,282	USD	816,807	Goldman Sachs & Co.	3/18/20	(9,506)
SEK	86,920,697	USD	9,287,987	Goldman Sachs & Co.	3/18/20	(240,695)
USD	1,595,288	SEK	14,859,473	Goldman Sachs & Co.	3/18/20	48,614
USD	418,712	SEK	3,913,143	Goldman Sachs & Co.	3/18/20	11,406
USD	2,121,117	SGD	2,873,286	Bank of America N.A.	3/18/20	15,311
USD	5,857,773	THB	176,787,584	Goldman Sachs & Co.	3/18/20	181,010
USD	1,449,810	THB	43,856,761	Goldman Sachs & Co.	3/18/20	41,542
USD	48,283	ZAR	710,456	UBS AG	3/18/20	1,214
USD	3,493,053	ZAR	52,693,746	UBS AG	3/18/20	1,976
						$84,290

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount		Underlying Contract Value	Unrealized Appreciation (Depreciation)
Euro-Bobl 5-Year Bonds	225	March 2020	EUR	22,500,000	$33,677,397	$145,124
Euro-Bund 10-Year Bonds	44	March 2020	EUR	4,400,000	8,541,633	93,134
Euro-OAT 10-Year Bonds	75	March 2020	EUR	7,500,000	13,909,144	188,695
Japanese 10-Year Government Bonds	13	March 2020	JPY	1,300,000,000	18,339,532	37,672
Japanese 10-Year Mini Government Bonds	128	March 2020	JPY	1,280,000,000	18,062,111	47,612
Korean Treasury 10-Year Bonds	119	March 2020	KRW	11,900,000,000	13,142,568	163,546
U.K. Gilt 10-Year Bonds	45	March 2020	GBP	4,500,000	8,018,471	126,502
U.S. Treasury 2-Year Notes	377	March 2020	USD	75,400,000	81,567,485	270,121
U.S. Treasury Long Bonds	33	March 2020	USD	3,300,000	5,396,531	138,113
					$200,654,872	$1,210,519

FUTURES CONTRACTS SOLD
Reference Entity	Contracts	Expiration Date	Notional Amount		Underlying Contract Value	Unrealized Appreciation (Depreciation)
U.S. Treasury 10-Year Notes	188	March 2020	USD	18,800,000	$24,751,375	$(408,845)
U.S. Treasury 5-Year Notes	359	March 2020	USD	35,900,000	43,194,992	(455,167)
U.S. Treasury 10-Year Ultra Notes	189	March 2020	USD	18,900,000	27,529,031	(589,574)
					$95,475,398	$(1,453,586)

CREDIT DEFAULT SWAP AGREEMENTS§
Counterparty/ Reference Entity	Type	Fixed Rate Received (Paid) Quarterly	Termination Date	Notional Amount	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Value^
Barclays Bank plc/ Republic of South Africa Government International Bond	Buy	(1.00)%	12/20/24	$9,700,000	$367,382	$(1,313)	$366,069

§Credit default swap agreements enable the fund to buy/sell protection against a credit event of a specific issuer or index. As a seller of credit protection against a security or basket of securities, the fund receives an upfront and/or periodic payment to compensate against potential default events. The fund may attempt to enhance returns by selling protection.

^The value for credit default swap agreements serves as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability or profit at the period end. Increasing values in absolute terms when compared to the notional amount of the credit default swap agreement represent a deterioration of the referenced entity's credit soundness and an increased likelihood or risk of a credit event occurring as defined in the agreement.

CENTRALLY CLEARED INTEREST RATE SWAP AGREEMENTS
Floating Rate Index	Pay/Receive Floating Rate Index Monthly	Fixed Rate	Termination Date	Notional Amount		Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Value
MXIBTIIE	Pay	7.75%	6/21/21	MXN	215,000,000	$370	$154,684	$155,054
MXIBTIIE	Pay	7.75%	6/21/21	MXN	455,000,000	392	326,044	326,436
MXIBTIIE	Pay	7.44%	6/29/21	MXN	333,000,000	387	167,116	167,503
MXIBTIIE	Pay	7.44%	6/29/21	MXN	333,000,000	387	165,871	166,258
MXIBTIIE	Pay	6.58%	10/7/21	MXN	129,000,000	436	(14,587)	(14,151)
MXIBTIIE	Pay	6.73%	12/3/21	MXN	94,000,000	478	4,974	5,452
MXIBTIIE	Receive	7.45%	6/17/24	MXN	96,000,000	462	(199,150)	(198,688)
MXIBTIIE	Receive	7.44%	6/17/24	MXN	201,000,000	484	(412,279)	(411,795)
MXIBTIIE	Receive	7.24%	6/25/24	MXN	147,000,000	475	(242,470)	(241,995)
MXIBTIIE	Receive	7.24%	6/25/24	MXN	147,000,000	475	(240,165)	(239,690)
						$4,346	$(289,962)	$(285,616)

CENTRALLY CLEARED TOTAL RETURN SWAP AGREEMENTS
Floating Rate Index	Pay/Receive Floating Rate Index at Termination	Fixed Rate	Termination Date	Notional Amount	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Value
CPURNSA	Receive	1.78%	8/5/24	$3,250,000	$(474)	$(15,293)	$(15,767)
CPURNSA	Receive	1.87%	11/25/29	$9,500,000	(591)	(13,598)	(14,189)
					$(1,065)	$(28,891)	$(29,956)

NOTES TO SCHEDULE OF INVESTMENTS
AUD	-	Australian Dollar
BRL	-	Brazilian Real
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
CLP	-	Chilean Peso
CNY	-	Chinese Yuan
COP	-	Colombian Peso
CPI	-	Consumer Price Index
CPURNSA	-	U.S. Consumer Price Index Urban Consumers Not Seasonally Adjusted Index
CZK	-	Czech Koruna
DKK	-	Danish Krone
EUR	-	Euro
FHLMC	-	Federal Home Loan Mortgage Corporation
GBP	-	British Pound
HKD	-	Hong Kong Dollar
HUF	-	Hungarian Forint
IDR	-	Indonesian Rupiah
ILS	-	Israeli Shekel
INR	-	Indian Rupee
JPY	-	Japanese Yen
KRW	-	South Korean Won
KZT	-	Kazakhstani Tenge
LIBOR	-	London Interbank Offered Rate
MTN	-	Medium Term Note
MXIBTIIE	-	28-day Mexico Interbank Equilibrium Interest Rate Index
MXN	-	Mexican Peso
MYR	-	Malaysian Ringgit
NOK	-	Norwegian Krone
NZD	-	New Zealand Dollar
PEN	-	Peruvian Sol
PHP	-	Philippine Peso
PLN	-	Polish Zloty
RUB	-	Russian Ruble
SEK	-	Swedish Krona
SEQ	-	Sequential Payer
SGD	-	Singapore Dollar
THB	-	Thai Baht
USD	-	United States Dollar
VRN	-
Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated.

ZAR	-	South African Rand

(1)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $156,017,760, which represented 24.1% of total net assets.

(2)	When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.

(3)
Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on forward foreign currency exchange contracts, futures contracts and/or swap agreements. At the period end, the aggregate value of securities pledged was $2,745,348.

(4)
The interest rate on a bank loan obligation adjusts periodically based on a predetermined schedule. Rate shown is effective at period end. The maturity date on a bank loan obligation may be less than indicated as a result of contractual or optional prepayments. These prepayments cannot be predicted with certainty.

(5)
Category includes collateral received at the custodian bank for collateral requirements on forward foreign currency exchange contracts and/or swap agreements. At the period end, the aggregate value of cash deposits received was $550,000.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Sovereign governments and agencies, corporate bonds, bank loan obligations, and U.S. Treasury and Government Agency securities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer. Collateralized loan obligations are valued based on discounted cash flow models that consider trade and economic data, prepayment assumptions and default projections. Fixed income securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange. Swap agreements are valued at an evaluated mean as provided by independent pricing services or independent brokers. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service. Investments initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Sovereign Governments and Agencies	—	476,544,242	—
Corporate Bonds	—	114,192,913	—
Asset-Backed Securities	—	20,573,301	—
Collateralized Loan Obligations	—	19,188,601	—
Commercial Mortgage-Backed Securities	—	6,785,532	—
Collateralized Mortgage Obligations	—	3,729,443	—
U.S. Treasury Securities	—	2,802,686	—
Bank Loan Obligations	—	2,496,390	—
Temporary Cash Investments	170,266	4,474,000	—
	170,266	650,787,108	—
Other Financial Instruments
Futures Contracts	408,234	802,285	—
Swap Agreements	—	1,186,772	—
Forward Foreign Currency Exchange Contracts	—	2,051,307	—
	408,234	4,040,364	—

Liabilities
Other Financial Instruments
Futures Contracts	1,453,586	—	—
Swap Agreements	—	1,136,275	—
Forward Foreign Currency Exchange Contracts	—	1,967,017	—
	1,453,586	3,103,292	—

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.